Commitments and Contingencies - Summary of Future Minimum Lease Payments Under Non-Cancelable Operating Leases (Detail) - Rigetti Holdings [Member] - USD ($)	Oct. 31, 2021	Jan. 31, 2021
Operating Leased Assets [Line Items]
2022	$ 1,745,567	$ 1,711,575
2023	745,034	1,477,694
2024	669,457	656,426
2025	689,541	676,118
2026	235,564	696,402
Total minimum future lease payments	$ 4,085,163	$ 5,218,215